Short-Term and Long-Term Borrowings (Details Textual)			12 Months Ended
		Mar. 09, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 28, 2016 USD ($)
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 2,888,053	$ 1,802,884
Long-term borrowing			7,203,357	10,246,011
Land use rights [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans			7,821,842	7,426,966
Property and buildings [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans			14,071,515	13,190,384
ABC [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			8,622,194	18,972,445
Repaid amount				8,811,710
Long-term borrowing	[1]		$ 5,815,982	$ 7,161,309
ABC [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Line of credit, description			Taizhou Fuling entered into a series of buyer's credit Loan Agreements with ABC for total of $5,815,982 (RMB 40 million) for 36 months. The effective rates vary from 5.23% to 5.37% per annum. In August 2019, Taizhou Fuling entered into a buyer's credit Loan Agreement with ABC for total of $1,420,781 (RMB 9.9 million) for 36 months. The effective rate was 4.99% per annum.
ABC [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			4.57%	4.50%	4.57%
ABC [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			5.15%	5.04%	5.15%
China Merchants Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 63,000,000	$ 7,626,660
Repaid amount				$ 6,191,528
China Merchants Bank [Member] | CNY [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan | ¥					¥ 43,400,000
China Merchants Bank [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			2.40%	4.49%	2.40%
China Merchants Bank [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			6.09%	5.88%	6.09%
Industrial and Commercial Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 4,557,315	$ 4,521,116
Repaid amount				$ 1,363,826
Industrial and Commercial Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			3.47%	5.00%	3.47%
Industrial and Commercial Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			5.44%	5.22%	5.44%
Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			3.02%		3.02%
Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			5.53%		5.53%
East West Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing	[2]		$ 729,141	$ 2,517,952
East West Bank [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Line of credit, description		Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. On June 26, 2018, East West Bank again approved to extend the loan to June 9, 2019. On September 13, 2019, East West Bank approved to extend the loan to September 7, 2021.
Term loan agreement, description		Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.
East West Bank [Member] | Loan Agreement [Member] | Fuling USA [Member]
Short-Term and Long-Term Borrowings (Textual)
Line of credit, description		Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.
Pennsylvania Industrial Development Authority [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate percentage						1.75%
Collateral pledged for bank loans						$ 1,720,000
Loan agreement						$ 937,600
Long-term borrowing	[3]		$ 658,234	566,750
Long-term borrowing due				$ 91,484

[1]	In fiscal year 2018, Taizhou Fuling entered into a series of buyer's credit Loan Agreements with ABC for total of $5,815,982 (RMB 40 million) for 36 months. The effective rates varies from 5.23% to 5.37% per annum. In August 2019, Taizhou Fuling entered into a buyer's credit Loan Agreement with ABC for total of $1,420,781 (RMB 9.9 million) for 36 months. The effective rate was 4.99% per annum.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.
[3]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2019, the amount of long-term borrowing was $658,234, and it consists of $91,484 of which is due within a year and $566,750 that is due over a year.